Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			$ 34,039
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues			5,549
Otayconnect, S. de R.L. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 1,387	$ 1,313	1,253
Promotora Cabo Real, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues		14,291	28,910
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	7,669	5,524	4,886
Fly by Wings, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	25,128	24,093
Beer Factory de México, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues		1,389
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues		1,004
Diseños Pantera, S.A. de C.V. (Shareholder) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues		$ 62	298
Other service			279
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory	$ 8,711		$ 8,626